INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2024	December 31, 2023
Finished goods - doré	$5,036	$3,529
Work-in-process	4,162	7,542
Stockpile	6,580	5,055
Silver coins and bullion	8,613	8,360
Materials and supplies	38,133	39,204
	$62,524	$63,690